Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Aug. 13, 2012
Entity Registrant Name	Cazador Acquisition Corp Ltd.
Entity Central Index Key	0001499961
Entity Filer Category	Smaller Reporting Company